Equity Securities Equity Securities	12 Months Ended
Dec. 31, 2018
Equity Securities [Abstract]
Equity Securities

Note 8: Equity Securities
Table 8.1 provides a summary of our equity securities by business purpose and accounting method, including equity securities with readily determinable fair values (marketable) and those without readily determinable fair values (nonmarketable).
Table 8.1: Equity Securities

(in millions)	Dec 31, 2018	Dec 31, 2017
Held for trading at fair value:
Marketable equity securities	$19,449	30,004
Not held for trading:
Fair value:
Marketable equity securities (1)	4,513	4,356
Nonmarketable equity securities (2)	5,594	4,867
Total equity securities at fair value	10,107	9,223
Equity method:
LIHTC (3)	10,999	10,269
Private equity	3,832	3,839
Tax-advantaged renewable energy	3,073	1,950
New market tax credit and other	311	294
Total equity method	18,215	16,352
Other:
Federal Reserve Bank stock and other at cost (4)	5,643	5,828
Private equity (5)	1,734	1,090
Total equity securities not held for trading	35,699	32,493
Total equity securities (6)	$55,148	62,497

(1)	Includes $3.2 billion and $3.7 billion at December 31, 2018 and 2017, respectively, related to securities held as economic hedges of our deferred compensation plan obligations.

(2)
Includes $5.5 billion and $4.9 billion at December 31, 2018 and 2017, respectively, related to investments for which we elected the fair value option. See Note 18 (Fair Value of Assets and Liabilities) for additional information.

(3)	Represents low-income housing tax credit investments.

(4)	Includes $5.6 billion and $5.4 billion at December 31, 2018 and 2017, respectively, related to investments in Federal Reserve Bank and Federal Home Loan Bank stock.

(5)	Represents nonmarketable equity securities for which we have elected to account for the security under the measurement alternative.

(6)	At December 31, 2018 and 2017, we held no securities of any single issuer with a book value that exceeded 10% of stockholder’s equity.
Equity Securities Held for Trading
Equity securities held for trading purposes are marketable equity securities traded on organized exchanges. These securities are held as part of our customer accommodation trading activities. For more information on these activities, see Note 4 (Trading Activities).

Equity Securities Not Held for Trading
We also hold equity securities unrelated to trading activities. These securities include private equity and tax credit investments, securities held as economic hedges or to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank stock). Equity securities not held for trading purposes are accounted for at either fair value, equity method, cost or the measurement alternative.

FAIR VALUE Marketable equity securities held for purposes other than trading primarily consist of exchange-traded equity funds held to economically hedge obligations related to our deferred compensation plans and to a lesser extent other holdings of publicly traded equity securities held for investment purposes. We have elected to account for nonmarketable equity securities under the fair value method, and substantially all of these securities are economically hedged with equity derivatives.

EQUITY METHOD Our equity method investments consist of tax credit and private equity investments, the majority of which are our low-income housing tax credit (LIHTC) investments.
We invest in affordable housing projects that qualify for the LIHTC, which are designed to promote private development of low-income housing. These investments generate a return mostly through realization of federal tax credit and other tax benefits. We recognized pre-tax losses of $1.2 billion for both 2018 and 2017, related to our LIHTC investments. These losses were recognized in other noninterest income. We also recognized total tax benefits of $1.5 billion for both 2018 and 2017, which included tax credits recorded to income taxes of $1.2 billion and $1.1 billion for the same periods, respectively. We are periodically required to provide additional financial support during the investment period. Our liability for unfunded commitments was $3.9 billion and $3.6 billion at December 31, 2018 and 2017, respectively. Substantially all of this liability is expected to be paid over the next three years. This liability is included in long-term debt.

OTHER The remaining portion of our nonmarketable equity securities portfolio consists of securities accounted for using the cost or measurement alternative method.
Realized Gains and Losses
Table 8.2 provides a summary of the net gains and losses for equity securities. Gains and losses for securities held for trading are reported in net gains from trading activities.

Table 8.2: Net Gains (Losses) from Equity Securities

	Year ended December 31,
(in millions)	2018	2017	2016
Net gains (losses) from equity securities carried at fair value:
Marketable equity securities	$(389)	967	525
Nonmarketable equity securities	709	1,557	(21)
Total equity securities carried at fair value	320	2,524	504
Net gains (losses) from nonmarketable equity securities not carried at fair value:
Impairment write-downs	(352)	(339)	(448)
Net unrealized gains related to measurement alternative observable transactions	418	—	—
Net realized gains on sale	1,504	980	849
All other	33	97	73
Total nonmarketable equity securities not carried at fair value	1,603	738	474
Net gains (losses) from economic hedge derivatives (1)	(408)	(1,483)	125
Total net gains from equity securities	$1,515	1,779	1,103

(1)	Includes net gains (losses) on derivatives not designated as hedging instruments.
Measurement Alternative
Table 8.3 provides additional information about the impairment write-downs and observable price adjustments related to nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 8.2.
Table 8.3: Measurement Alternative

Year ended December 31,
(in millions)	2018
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains due to observable price changes	$443
Gross unrealized losses due to observable price changes	(25)
Impairment write-downs	(33)
Realized net gains from sale	274
Total net gains recognized during the period	$659

The cumulative gross unrealized gains and (losses) due to observable price changes as of December 31, 2018, were $415 million and $(25) million, respectively. Cumulative impairment losses as of December 31, 2018, were $33 million. These cumulative amounts represent carrying value adjustments to equity securities accounted for under the measurement alternative that were recognized on the balance sheet as of December 31, 2018.